Rule 497(e)

File Nos. 333-70963

811-09201

Executive Benefit VUL

A Flexible Premium Variable Universal Life Insurance Policy

offered by Great-West Life & Annuity Insurance Company

in connection with its COLI VUL-2 Series Account

Supplement dated January 9, 2013 to the

Prospectus and Statement of Additional Information dated October 1, 2012

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated October 1, 2012.

Effective on February 15, 2013, the name of following fund available in the Prospectus has been changed as provided below:

OLD NAME	NEW NAME
Federated Capital Appreciation Fund II	Federated Managed Tail Risk Fund II

Accordingly, on Page 16 of the Prospectus, the Old Name is hereby deleted and replaced with the New Name.

Aside from the change detailed above, the terms of your contract are not affected in any manner.

This Supplement must be accompanied by, or read in conjunction with,

the Prospectus and Statement of Additional Information, dated October 1, 2012.

Please read this Supplement carefully and retain it for future reference.